Retirement benefit schemes	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Retirement benefit schemes
28. Retirement benefit schemes

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Total charge to income statement in respect of defined contribution schemes	7.2	6.5	2.8	4.5

Defined contribution schemes
The UK-based employees of the Group have the option to join a defined contribution pension scheme managed by a third party pension provider. For each member the Company contributes a fixed percentage of salary to the scheme.
Employees of the Group’s subsidiaries in the US, Japan, China and Hong Kong are members of state-managed retirement benefit schemes. Depending on location, the subsidiaries are required to contribute a specified percentage of payroll costs to the retirement benefit schemes to fund the benefits.
As at 31 December 2022, contributions of £0.2m (31 December 2021: £1.1m; 31 December 2020: £0.5m; 30 June 2020: £0.5m) due in respect of the current reporting period had not been paid over to the schemes.